INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2019
Major components of tax expense (income) [abstract]
Schedule of Detailed Information About Income Taxes Explanatory

(a) Income tax expense	2019		2018		2017
The major components of income tax benefit are:
Current income tax benefit:
Current income tax benefit – R&D Claim	A$	(179,863)	A$	(1,420,752)	A$	(1,048,634)
Adjustment for prior year tax		—		34,956		—

Income tax benefit reported in profit or loss – R&D Claim	A$	(179,863)	A	(1,385,796)	A$	(1,048,634)

(b) Numerical reconciliation of income tax expense to prima facie tax payable
Loss from continuing operations before income tax expense		(35,340,090)		(17,904,569)		(12,559,261)

	A$	(35,340,090)	A$	(17,904,569)		(12,559,261)

Tax at the Australian rate of 27.5% (2018: 27.5% and 2017: 27.5%)	A$	(9,718,525)	A$	(4,923,756)	A$	(3,767,778)
Tax effect of amounts which are not deductible/(taxable) in calculating taxable income:
Other		4,847,621		1,464,746		792,798
Tax losses not brought to account		5,196,259		3,537,629		2,974,980
Research and development tax offset		(179,863)		(1,420,751)		(1,048,634)
Adjustment for prior year research and development tax offset		—		34,955		—
Adjustment due to change in tax rate		—		66,341		—

		145,492		(1,240,836)		(1,048,634)

Movement in deferred tax asset		—		—		41,629
Deferred tax assets not brought to account as realization is not considered probable		(325,355)		(144,960)		(41,629)

Income tax benefit	A$	(179,863)	A$	(1,385,796)		(1,048,634)

(c) Non-current assets – Deferred tax assets
The balance comprises temporary differences attributable to:
Provisions	A$	21,008	A$	122,243	A$	48,513
Property, plant and equipment		10,672		10,155		12,945
Intangible assets		802,179		1,025,616		735,400
Other		1,178		2,378		(766)

Total deferred tax assets	A$	835,037	A$	1,160,392	A$	796,092

Set off deferred tax liabilities pursuant to set-off provisions		—		—		—

	A$	835,037		1,160,392		796,092

Deferred tax assets not brought to account as realization is not considered probable		(835,037)		(1,160,392)		(796,092)

Deferred tax assets recognized	A$	—	A$	—	A$	—

Schedule of Detailed Information About Consolidated Statement Explanatory

Movements – Consolidated	Provisions		Plant and equipment		Intangible assets		Other		Total
At June 30, 2016	A$	81,984	A$	13,905	A$	611,343	A$	—	A$	707,232
(Charged) / credited to the consolidated statement of profit or loss and other comprehensive income		(33,471)		(960)		124,057		(766)		88,770

At 30 June 2017	A$	48,513	A$	12,945	A$	735,400	A$	(766)	A$	796,092
(Charged) / credited to the consolidated statement of profit or loss and other comprehensive income		73,730		(2,790)		(219,044)		3,144		(144,960)
(Charged) / credited directly to equity		—		—		509,260		—		509,260

At 30 June 2018		122,243		10,155		1,025,616		2,378		1,160,392

(Charged) / credited to the consolidated statement of profit or loss and other comprehensive income		(101,235)		517		(223,437)		(1,200)		(325,355)
(Charged) / credited directly to equity		—		—		—		—		—

At 30 June 2019		21,008		10,672		802,179		1,178		835,037